Cost Optimization Programs - Schedule of Company's Cost Optimization Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 220
Cost Optimization and Resource Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012
Charges incurred	220
Cash payments made	(191)
Balance as at March 2, 2013	29
Cost Optimization and Resource Efficiency Program [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012
Charges incurred	123
Cash payments made	(114)
Balance as at March 2, 2013	9
Cost Optimization and Resource Efficiency Program [Member] | Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012
Charges incurred	32
Cash payments made	(14)
Balance as at March 2, 2013	18
Cost Optimization and Resource Efficiency Program [Member] | Manufacturing Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012
Charges incurred	65
Cash payments made	(63)
Balance as at March 2, 2013	2
Cost Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	54
Cash payments made	(34)
Balance as at March 2, 2013	20
Cost Optimization Program [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	10
Cash payments made	(10)
Balance as at March 2, 2013
Cost Optimization Program [Member] | Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance as at March 3, 2012	44
Cash payments made	(24)
Balance as at March 2, 2013	$ 20